Ariel Fund (Prospectus Summary) | Ariel Fund
Ariel Fund
Investment objective
Ariel Fund pursues long-term capital appreciation by investing in undervalued companies that show strong potential for growth.

Fees and expenses of the Fund
The table below describes fees and expenses that you may pay if you buy and hold shares of the Fund.  You do not pay a sales charge or load when you buy or sell shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Ariel Fund	Investor Class	Institutional Class (Class I)
Management fees	0.59%	0.59%	[1]
Distribution and service (12b-1) fees	0.25%	none
Other expenses	0.20%	0.20%	[1]
Total annual operating expenses	1.04%	0.79%	[1]
[1]	The inception date for the Class I shares is December 30, 2011. These expenses are based on estimated amounts for the current fiscal year.

The example below illustrates the expenses you would pay on a $10,000 investment in Ariel Fund.  It assumes the Fund earned an annual return of 5% each year, the

Fund's operating expenses remain the same and that you redeem your shares at the end of each time period. The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Your actual expenses may be greater or less than the amounts shown.

Expense Example Ariel Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Investor Class	106	331	574	1,271
Institutional Class (Class I)	81	252	439	978

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  Higher turnover rates may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

Principal investment strategy
Ariel Fund invests primarily in common stocks of U.S. companies and the Fund generally will have a weighted average market capitalization between $1 billion and $7.5 billion.  The Fund will not hold stocks that fall within the top two quintiles of the Russell U.S. equity indexes (a comprehensive representation of market-cap weighted security indexes of the investable U.S. equity market) and if such stock falls outside the parameters, it will be sold by the end of the following quarter.

The essence of the Fund's strategy is a combination of patience and stock selection.  The Fund seeks to hold investments for a relatively long period of time--generally five years.

The Fund seeks to invest in quality companies in industries in which Ariel

Investments, LLC ("Ariel" or the "Adviser") has expertise including the financial services and consumer discretionary sectors.  The Fund only buys when

Ariel believes that these businesses are selling at excellent values.

Quality companies typically share several attributes that Ariel believes will result in capital appreciation over time: high barriers to entry, sustainable competitive advantages, predictable fundamentals that allow for double-digit earnings growth, skilled management teams and solid financials.  Ariel's strategy to focus on a limited number of names and industries is designed to add value in areas in which it has expertise.  We believe this approach creates a portfolio of well-researched stocks.  As disciplined value investors, we make opportunistic purchases when great companies are temporarily out of favor--generally seeking to invest in companies that are trading at a low valuation relative to potential earnings and/or a low valuation relative to intrinsic worth.  We will sell a stock if its valuation reaches our private market value, as determined by the Adviser, or if there are material changes to a company's fundamentals.

The Fund does not invest in corporations whose primary source of revenue is derived from the production or sale of tobacco products or the manufacture of handguns.  We believe these industries are more likely to face shrinking growth prospects, draining litigation costs and legal liability that cannot be quantified.

Ariel Fund is a diversified fund that will generally hold between 30-50 securities in its portfolio.

Principal risks
Although Ariel makes every effort to achieve the Fund's objective of long-term capital appreciation, Ariel cannot guarantee it will attain that objective.  You could lose money by investing in this Fund.  The principal risks are:

o Small and medium capitalization stocks held by the Fund could fall out of favor and returns would subsequently trail returns from the overall stock market.

  The performance of such stocks could also be more volatile.

o The general level of stock prices could decline.

o The Fund often invests a significant portion of its assets in companies within the financial services and consumer discretionary sectors and its performance may suffer if these sectors underperform the overall stock market.

You should consider investing in the Fund if you are looking for long-term capital appreciation and are willing to accept the associated risks.

Performance
The bar chart below and the table on the following page show two aspects of the

Fund: variability and performance.  The bar chart shows the variability of the

Fund's Investor Class annual total returns over time by showing changes in the

Fund's Investor Class performance from year to year.  The table shows the Fund's

Investor Class average annual total returns for certain time periods compared to the returns of the S&P 500 Index, a broad measure of market performance, and indices that reflect the market sectors in which the Fund invests.  The bar chart and table provide some indication of the risks of investing in the Fund.

To obtain updated performance information, visit the Fund's website at

arielinvestments.com or call 800.292.7435.  The Fund's past performance, before and after taxes, is not necessarily an indication of its future performance.

Total Return for the Year Ended December 31

Best Quarter:   2Q  ’09   +34.75%

Worst Quarter:  4Q  ’08   -34.28%

Average Annual Total Returns As of December 31, 2011
Average Annual Total Returns Ariel Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class	Investor Class Return Before Taxes	(11.34%)	(1.48%)	4.35%	10.39%	Nov. 06, 1986
Investor Class After Taxes on Distributions	Investor Class Return After Taxes on Distributions	(11.37%)	(1.80%)	3.88%	8.89%	Nov. 06, 1986
Investor Class After Taxes on Distributions and Sales	Investor Class Return After Taxes on Distributions and Sale of Fund Shares	(7.33%)	(1.25%)	3.77%	8.68%	Nov. 06, 1986
S&P 500 Index	S&P 500 Index (reflects no deductions for fees, expenses or taxes)	2.11%	(0.25%)	2.92%	9.21%	Nov. 06, 1986
Russell 2000 Value Index	Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)	(5.50%)	(1.87%)	6.40%	10.03%	Nov. 06, 1986
Russell 2500 Value Index	Russell 2500 Value Index (reflects no deductions for fees, expenses or taxes)	(3.36%)	(0.58%)	7.16%	10.72%	Nov. 06, 1986
Russell 2500 Index	Russell 2500 Index (reflects no deductions for fees, expenses or taxes)	(2.51%)	1.25%	6.57%	10.01%	Nov. 06, 1986

After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and are not relevant if Fund shares are held in tax-deferred arrangements, such as

Individual Retirement Accounts (IRAs).  One of the Fund's benchmarks has been changed from the Russell 2500 Index to the Russell 2000 Value Index as the

Adviser believes the new index is more indicative of the market capitalization and style profile of the Fund.  The inception date for the Fund's Class I shares is December 30, 2011.